Note 4 - Fair Value Measurements	12 Months Ended
Dec. 31, 2024
Notes to Financial Statements
Fair Value Disclosures [Text Block]

NOTE 4 – FAIR VALUE MEASUREMENTS

The following table summarizes the Company’s fair value hierarchy for its assets and liabilities measured at fair value on a recurring basis:

December 31, 2024	Fair Value	Level 1	Level 2	Level 3
Assets:
Money market funds	$300,000	$300,000	$-	$-

Liabilities:
Derivatives	$-	$-	$-	$-

December 31, 2023	Fair Value	Level 1	Level 2	Level 3
Liabilities:
Derivatives	$1,376	$-	$-	$1,376